INVENTORIES (TABLES)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of March 31,
	2014	2015
	$	$

Raw materials	2,013	1,012
Work in progress	192	141
Finished goods	1,495	928

	3,700	2,081